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VINCE NGUYEN vince.nguyen@dechert.com +1 212 698 3566 Direct +1 212 698 0617 Fax

December 20, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (the “Registrant”)

File Nos. 333-185659 and 811-22781

Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 120 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 122 to the Registration Statement under the Investment Company Act of 1940, as amended. The filing is being made (i) in connection with the Goldman Sachs Multi-Manager Global Equity Fund’s, Goldman Sachs Multi-Manager Non-Core Fixed Income Fund’s and Goldman Sachs Multi-Manager Real Assets Strategy Fund’s (collectively, the “Funds”) annual update to their registration statement to incorporate all supplements that were filed since February 26, 2021, including those reflecting changes to the Funds’ sub-advisers, and (ii) to make certain other changes.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-698-3566.

Sincerely,

/s/ Vince Nguyen

Vince Nguyen